Stock-Based Compensation - Schedule of Estimate Grant for Stock Options Granted and ESPP Shares (Details)		12 Months Ended
	Aug. 30, 2024	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options (in years)	10 years
Stock options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Expected volatility, Minimum		72.00%
Expected volatility, Maximum		119.08%
Risk-free interest rate, Minimum		3.79%
Risk-free interest rate, Maximum		4.71%
Stock options [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options (in years)		3 years
Stock options [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of options (in years)		6 years 3 months 18 days
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		0.00%
Term of options (in years)		6 months
Expected volatility		129.30%
Risk-free interest rate		5.39%